SHAREHOLDERS' EQUITY (Schedule Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,212	$ 2,514
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	75	149
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	52	35
Selling and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	210	384
General and Administration Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 875	$ 1,946